COMPUTATION OF NET (LOSS) INCOME PER COMMON SHARE - Additional Information (Details)	3 Months Ended
Jun. 30, 2024 shares
Earnings Per Share [Abstract]
Dilutive effect of restricted stock units (in shares)	1,182,196